Income Taxes - Schedule of Income Tax Expense and Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income tax expense at statutory federal income tax rate	$ 213,923	$ 127,040	$ 146,194
State income tax expense, net of federal income tax benefit	19,636	17,050	25,308
Low Income Housing	(15,621)	(16,640)	(13,193)
Other	(3,418)	(4,689)	(7,841)
Income not subject to tax	(13,540)	(11,857)	(10,477)
FDIC premiums	6,209	7,684	8,589
Executive compensation	4,379	2,965	3,575
Misc non-deductible expenses	2,213	1,916	1,586
Changes in unrecognized tax benefits	4,793	317	1,227
Change in valuation allowance	429	1,047	344
Surrender of BOLI policies	12,901	0	0
Other items, net	(3,416)	669	(1,291)
Total income tax expense	$ 228,488	$ 125,502	$ 154,021
Percent
Income tax expense at statutory federal income tax rate	21.00%	21.00%	21.00%
State income tax expense, net of federal income tax benefit	1.90%	2.80%	3.60%
Low Income Housing	(1.50%)	(2.80%)	(1.90%)
Other	(0.30%)	(0.80%)	(1.10%)
Income not subject to tax	(1.30%)	(2.00%)	(1.50%)
FDIC premiums	0.60%	1.30%	1.20%
Executive compensation	0.40%	0.50%	0.50%
Misc non-deductible expenses	0.20%	0.30%	0.20%
Changes in unrecognized tax benefits(2)	0.50%	0.10%	0.20%
Change in valuation allowance	0.00%	0.20%	0.00%
Surrender of BOLI policies	1.30%	0.00%	0.00%
Other items, net	(0.40%)	0.10%	(0.10%)
Total income tax expense and effective tax rate	22.40%	20.70%	22.10%